CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
General and administrative expenses	$ 3,188,504	$ 4,629,818
Loss from operations	(3,188,504)	(4,629,818)
Other income:
Change in fair value of warrant liabilities	523,000	18,043,500
Interest Income	5,210	9,910
Other income	528,210	18,053,410
Net income (loss)	$ (2,660,294)	$ 13,423,592
Class A Ordinary Share
Other income:
Basic and diluted weighted average shares outstanding	34,500,000	34,500,000
Basic and diluted net income per ordinary shares	$ 0.00	$ 0.00
Class B Ordinary Share
Other income:
Basic and diluted weighted average shares outstanding	8,625,000	8,625,000
Basic and diluted net income per ordinary shares	$ (0.30)	$ 1.56